                                                        RIVERSOURCE [LOGO](SM)
                                                             INVESTMENTS

                    PROSPECTUS SUPPLEMENT -- DEC. 12, 2006

RiverSource Cash Management Fund (9/29/06)                          S-6320-99 AD
RiverSource Tax-Exempt Money Market Fund (3/1/06)                   S-6433-99 AC

The "Minimum Investment and Account Balance" chart under the heading Opening an Account has been revised as follows:

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                     FOR ALL ACCOUNTS EXCEPT THOSE LISTED TO THE RIGHT (NONQUALIFIED)     TAX QUALIFIED ACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------------
INITIAL INVESTMENT                   $2,000                                                               $1,000
-----------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS               $100                                                                 $100
-----------------------------------------------------------------------------------------------------------------------------------
ACCOUNT BALANCE*                     $1,000                                                               None

 * If your fund account balance falls below the minimum account balance for any reason, including a market decline, you will be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

===================================================================================================================================

MINIMUM INVESTMENT AND ACCOUNT BALANCE - SCHEDULED INVESTMENT PLANS

                                     FOR ALL ACCOUNTS EXCEPT THOSE LISTED TO THE RIGHT (NONQUALIFIED)     TAX QUALIFIED ACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------------
INITIAL INVESTMENT                   $2,000                                                               $1,000
-----------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS               $100                                                                 $50
-----------------------------------------------------------------------------------------------------------------------------------
ACCOUNT BALANCE**                    $1,000                                                               None

** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.

===================================================================================================================================



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S-6320-5 A (12/06)